BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
BUSINESS COMBINATION
16.	BUSINESS COMBINATION

The Company acquired 25% equity interest in Kayser Myanmar on June 9, 2014 at a consideration of $25 and further acquired 50% equity interest in Kayser Myanmar on March 9, 2015 at a consideration of $50. The provisional assets and liabilities of Kayser Myanmar had been recorded at fair values on the date of acquisition.

$
Identifiable assets acquired, at fair value:
Cash and cash equivalents	56
Accounts receivable	293
Other assets	76
Property, plant and equipment	145
Long term payables	(545)
Other liabilities	(2)

23

The non-controlling interest (25%) in Kayser Myanmar recognized at the acquisition date was measured by reference to the proportionate share of recognized amounts of net assets of Kayser Myanmar and amounted to $25.

$
Goodwill arising on acquisition:
Cash consideration paid	50
Add: Non-controlling interests	25
Add: Interest in equity investee previously held	25
Less: Identifiable net assets acquired	(23)

Goodwill arising on acquisition	77

$
Net cash outflow arising on acquisition is determined as follows:
Cash consideration paid	(75)
Bank balance and cash acquired	56

(19)

On January 12, 2017, the Company further acquired 9% equity interest of Kayser Myanmar at a consideration of $9 from the non-controlling interest. As at March 31, 2017, the Company held 84% equity interest in Kayser Myanmar.